Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income / (loss)	$ 20,102,204	$ (19,096,784)
Adjustment to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	15,800,393	16,262,885
Amortization of deferred drydock expenditures	2,777,670	2,253,643
Share-based compensation	1,630,702	1,007,626
Loss on sale of vessel	0	13,162,192
Amortization of deferred finance fees	867,309	1,022,394
Unrealized losses on derivatives	99,292	0
Foreign exchange	(19,971)	(38,379)
Deferred drydock expenditures	(3,566,595)	(3,664,595)
Changes in operating assets and liabilities:
Receivables	(3,164,624)	3,257,864
Prepaid expenses and other assets	284,417	524,251
Advances and deposits	(643,816)	(680,954)
Inventories	3,587,431	3,064,005
Accounts payable	(1,902,923)	(3,412,629)
Accrued expenses and other liabilities	(4,536,813)	(2,708,301)
Accrued interest on debt and finance leases	(189,254)	224,919
Net cash provided by operating activities	31,125,422	11,178,137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	26,557,707
Payments for acquisition of vessels and vessel equipment	(860,418)	(948,732)
Ballast water treatment systems, installation in progress	(365,712)	(285,668)
Payments for other non-current assets	(61,836)	(140,635)
Net cash (used in) / provided by investing activities	(1,287,966)	25,182,672
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	10,178,101	0
Repayments of long-term debt	(7,904,486)	(21,087,685)
Repayments of finance leases	(9,261,596)	(17,334,150)
Payment of dividend	(1,659,308)	0
Net cash (used in) financing activities	(8,647,289)	(38,421,835)
Net increase/ (decrease) in cash and cash equivalents	21,190,167	(2,061,026)
Cash and cash equivalents at the beginning of the year	51,723,107	56,903,038
Cash and cash equivalents at the end of the period	$ 72,913,274	$ 54,842,012